Legal Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Legal Information
1. LEGAL INFORMATION
Legal address:
Boulevard Cecilia Grierson 355, 4th Floor, City of Buenos Aires, Argentina.
Loma Negra Compañía Industrial Argentina S.A. (hereinafter “Loma Negra”, “Loma Negra C.I.A.S.A.”, “the Company” or “the Group”) is a stock company organized under the Argentine Republic laws.
Fiscal year number:
Fiscal year number 95, beginning January 1, 2019.
Principal business of the Group:
The Company and its subsidiaries, mentioned below, are referred to in these consolidated financial statements as the “Group”.
The main activity of the Group is the manufacturing and selling of cement and its derivatives, as well as the exploration of mineral resources that are used in the production process.
The Group has 9 factories in Argentina, in the provinces of Buenos Aires, Neuquén, San Juan and Catamarca and 1 in Paraguay. The Company also has 11 concrete plants.
In addition, the Group, through its subsidiary Cofesur S.A.U., has a controlling interest in Ferrosur Roca S.A., a company operating the rail freight network of the Roca Railroad under a concession granted by the Argentine government in 1993 for a period of 30 years, which allows access from several of Loma Negra’s cement production plants to the rail network. On March 8, 2018 and with the due approval of its majority shareholder (Cofesur S.A.U.), Ferrosur Roca S.A. requested the Enforcement Authority an extension of the concession for an additional term of 10 years, pursuant to the provisions in the Bidding Terms and Conditions and the Concession Agreement. As of the date of issuance of these consolidated financial statements, Ferrosur Roca S.A. is moving forward, together with the Special Commission for Contract Renegotiation in order to obtain the extension requested and it is optimistic in its assessment as to obtaining a formal extension of the concession for an additional
10-year
period. The Group considers that the term of the concession has been extended for purposes of all required accounting evaluations and estimates.
The Group also has a controlling interest in Recycomb S.A.U., a company engaged in the treatment and recycling of industrial waste intended to be used as fuel or raw material, and a controlling interest in Yguazú Cementos S.A., a company organized in Paraguay engaged in the manufacturing and marketing of cement.
Date of registration in the Argentinian General Inspection of Justice:

•	Inscription of the bylaws: August 5th, 1926 under No 38, Book 46 of Companies.

•	Last amendment registered to the bylaws: August 29th, 2017, under No 17557 Book 85 of Companies by shares.

•	Correlative Number of Registration with the Inspección General de Justicia (local regulatory agency): 1,914,357.

•	Tax identification number [CUIT]: 30-50053085-1.

•	Date of expiration: July 3, 2116.
The Company was founded in 1926 and on August 5, 1926 it was registered as a “sociedad anónima” (stock company according to Argentine Law), originally under the name “Compañía Argentina Ganadera Agrícola Comercial e Industrial S.A.” being registered with the Public Registry of Commerce of Azul, Province of Buenos Aires, under the Number 38, Sheet 46. On August 25, 1927, the Company adopted its current name and on August 27, 1984, the Company was also registered with the General Office of Legal Entities of the Province of Buenos Aires under the Number 747. The Company’s date of expiration is July 3, 2116. The Ordinary and Extraordinary General Shareholders’ meeting of July 3, 2017 resolved: i) extend the period of duration of the Company expiring accordingly on July 3, 2116, ii) update the corporate purpose that according to Article 4 of its bylaws, includes the execution of commercial, industrial, real estate and financial activities, being also authorized to mining activities and construction industry as well as being the concessionaire of transportation concessions and public services, iii) update and adapt the operation of the administration to the public offering regime, iv) creation of the auditing committee, v) updating and adaptation of the Statutory Audit Committee, and vi) updating and adaptation of the functioning of the governing body to the public offering regime and other updates. On August 29, 2017, said modifications were registered in the General Inspection of Justice (“IGJ” as per the initials in Spanish) under Number 17557 of book 85, volume—of companies by shares. The correlative number of IGJ of the Company is 1,914,357.
Parent company:
Caue Austria Holding GmbH with 51.0437% of the Company’s capital stock and votes.
On January 27, 2020, Caue Austria Holding GmbH transferred the entirety of its ownership interest in Loma Negra C.I.A.S.A., in favor of InterCement Trading e Inversiones S.A.
Capital structure:
The subscribed for and paid in capital amounts to $ 59,602,649, represented by 596,026,490 book-entry common shares with a nominal value of $ 0.10 each, and each entitling to one vote.